MATERIAL CONTRACTS	3 Months Ended
Nov. 30, 2019
MATERIAL CONTRACTS
NOTE 9 - MATERIAL CONTRACTS

On or about September 4, 2019, the Company signed an initial non-binding letter of intent with NanoPeak Performances, LLC with a subsequent addendum for the sale of the majority of its existing inventory as well as the exclusive license to Gridiron intellectual property and other intangible assets. As of January 17, 2020, the two parties are still negotiating the terms of the contemplated transaction. During October 2019, NanoPeak Performances paid a $25,000 non-refundable deposit on the transaction. The Company recorded the deposit in accrued expenses in accompanying consolidated balance sheet.

In November 2019, the Company made a strategic decision to expand into the cannabinoids (CBD) oil extraction business and on or about November 27, 2019, the Company signed a Supply Agreement with a grower to purchase 10,000 pounds of industrial hemp (biomass) and plans on processing the biomass into crude within the next 60 days. The Company anticipates a third-party provider will process the biomass and generate 400 liters of crude with minimum 60% total CBD. During November 2019, the Company paid $100,000 to the supplier and recorded the purchase in inventory in the accompanying consolidated balance sheet.

On December 13, 2019, the Company signed a Toll Processing Agreement with a corporation to process industrial hemp (biomass) into the CBD product. The contract is valued at $100,000.